Leases - Schedule of Future Minimum Payments Operating Leases (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Future Minimum Payments Operating Leases [Abstract]
Year ending June 30, 2027	$ 148,040
Thereafter	30,636
Total undiscounted lease obligations	178,676
Less: imputed interest	(6,170)
Lease liabilities recognized in the consolidated balance sheet	$ 172,506	$ 273,814